T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
COMMON STOCKS 96.3%			Ross Stores	21,795	1,896
					5,776
Communication Services 11.4%
			Total Consumer Discretionary		45,382
Entertainment 3.0%			Consumer Staples 0.7%
Netflix (1)	15,254	5,728
Spotify Technology (1)	14,141	1,717	Beverages 0.7%
		7,445	Monster Beverage (1)	32,524	1,830
Interactive Media & Services 7.8%			Total Consumer Staples		1,830
Alphabet, Class C (1)	5,946	6,914	Energy 0.5%
Facebook, Class A (1)	48,202	8,040	Oil, Gas & Consumable Fuels 0.5%
Snap, Class A (1)	208,378	2,478	EOG Resources	37,300	1,340
Tencent Holdings, ADR	47,100	2,312	Total Energy		1,340
		19,744
			Financials 2.4%
Media 0.6%
Altice USA, Class A (1)	65,025	1,449	Banks 0.5%
		1,449	JPMorgan Chase	13,512	1,217
Total Communication Services		28,638			1,217
Consumer Discretionary 18.1%			Capital Markets 1.9%
			Cboe Global Markets	19,693	1,757
Hotels, Restaurants & Leisure 4.5%			E*TRADE Financial	19,174	658
Huazhu Group, ADR	74,407	2,138	Goldman Sachs Group	8,900	1,376
Marriott International, Class A	8,905	666	MarketAxess Holdings	2,955	983
McDonald's	19,280	3,188	XP, Class A (1)	3,882	75
Planet Fitness, Class A (1)	40,341	1,965			4,849
Yum! Brands	47,797	3,275	Total Financials		6,066
		11,232
			Health Care 18.5%
Household Durables 0.9%
Gree Electric Appliances of			Biotechnology 4.6%
Zhuhai, A Shares (CNH)	298,900	2,175	AbbVie	86,317	6,576
		2,175	Alexion Pharmaceuticals (1)	27,289	2,450
Internet & Direct Marketing Retail 10.4%			Argenx, ADR (1)	7,614	1,003
Alibaba Group Holding, ADR (1)	14,300	2,781	Vertex Pharmaceuticals (1)	6,197	1,475
Amazon. com (1)	12,011	23,418			11,504
		26,199	Health Care Equipment & Supplies 2.7%
Specialty Retail 2.3%			Becton Dickinson & Company	12,660	2,909
Carvana (1)	43,108	2,375	Cooper	4,637	1,278
O'Reilly Automotive (1)	5,000	1,505	Intuitive Surgical (1)	5,084	2,518

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

		Shares	$ Value		Shares	$ Value
	(Cost and value in $000s)			(Cost and value in $000s)

	Pax Labs, Class A, Acquisition			Information Technology 33.7%
Date:	4/18/19, Cost $484
(1)	(2)(3)	128,372	243	Electronic Equipment, Instruments & Components 0.7%
			6,948	Hexagon, B Shares (SEK)	17,102	723
	Health Care Providers & Services 7.6%			Littelfuse	7,453	994
	HCA Healthcare	60,269	5,415			1,717
	Humana	10,648	3,344	IT Services 10.4%
	Molina Healthcare (1)	12,400	1,733	Adyen (EUR) (1)	1,684	1,439
	UnitedHealth Group	34,446	8,590	Euronet Worldwide (1)	11,000	943
			19,082	Fidelity National Information
	Health Care Technology 2.0%			Services	20,594	2,505
	Teladoc Health (1)	33,476	5,189	FleetCor Technologies (1)	14,736	2,749
				Global Payments	22,444	3,237
			5,189
				Mastercard, Class A	8,872	2,143
	Life Sciences Tools & Services 1.1%			PayPal Holdings (1)	19,400	1,857
PPD	(1)	12,529	223	StoneCo, Class A (1)	71,563	1,558
	Thermo Fisher Scientific	8,800	2,496	Visa, Class A	35,586	5,734
			2,719	Wix. com (1)	40,005	4,033
	Pharmaceuticals 0.5%					26,198
	Elanco Animal Health (1)	52,206	1,169	Semiconductors & Semiconductor Equipment 4.2%
			1,169	Advanced Micro Devices (1)	23,752	1,080
	Total Health Care		46,611	Maxim Integrated Products	72,125	3,506
	Industrials & Business Services 4.4%			Micron Technology (1)	44,400	1,867
				Monolithic Power Systems	2,300	385
	Industrial Conglomerates 1.7%			Texas Instruments	37,501	3,748
	General Electric	275,187	2,185			10,586
	Roper Technologies	6,393	1,993
				Software 12.7%
			4,178
				Ceridian HCM Holding (1)	22,054	1,104
	Professional Services 2.3%			DocuSign (1)	19,477	1,800
	Clarivate Analytics (1)	90,010	1,868	Intuit	13,583	3,124
	CoStar Group (1)	608	357	Microsoft	109,581	17,282
	Equifax	21,237	2,537	salesforce. com (1)	24,040	3,461
	FTI Consulting (1)	9,119	1,092	ServiceNow (1)	7,076	2,028
			5,854	Slack Technologies, Class A (1)	43,371	1,164
	Road & Rail 0.4%			Splunk (1)	10,730	1,355
	Kansas City Southern	7,819	994	Synopsys (1)	4,223	544
			994			31,862
	Total Industrials & Business Services		11,026

	The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

	Shares	$ Value		CONVERTIBLE PREFERRED STOCKS 0.6%
(Cost and value in $000s)
				Communication Services 0.2%
Technology Hardware, Storage & Peripherals 5.7%
Apple	56,525	14,374		Interactive Media & Services 0.2%
				ByteDance, Series E,
		14,374		Acquisition Date: 7/8/19, Cost
Total Information Technology		84,737		$415 (1)(2)(3)	8,415	574

Materials 1.2%				Total Communication Services		574

Chemicals 0.7%				Consumer Discretionary 0.3%
Linde	10,108	1,749		Automobiles 0.3%
		1,749		Rivian Automotive, Series D,
				Acquisition Date: 12/23/19, Cost
Metals & Mining 0.5%				$704 (1)(2)(3)	65,497	704
Southern Copper	47,135	1,327		Total Consumer Discretionary		704

		1,327		Information Technology 0.1%
Total Materials		3,076
				Software 0.1%
Real Estate 2.1%
				Uipath, Series D-1,
Equity Real Estate Investment Trusts 2.1%				Acquisition Date: 4/26/19, Cost
AvalonBay Communities, REIT	18,251	2,686		$317 (1)(2)(3)	8,054	235
				Uipath, Series D-2,
JBG SMITH Properties, REIT	78,195	2,489		Acquisition Date: 4/26/19, Cost
Total Real Estate		5,175		$53 (1)(2)(3)	1,352	39

Trusts & Funds 0.1%				Total Information Technology		274
				Total Convertible Preferred Stocks
Trusts & Mutual Funds 0.1%				(Cost $1,489)		1,552
Sprott Physical Gold Trust (1)(4)	22,500	295
			SHORT	-TERM INVESTMENTS 3.9%
Total Trusts & Funds		295

Utilities 3.2%				Money Market Funds 3.9%
				T. Rowe Price Government Reserve
Electric Utilities 1.7%				Fund,
	18,039	4,341		0.95% (5)(6)	9,713,399	9,713
		4,341		Total Short-Term Investments
				(Cost $9,713)		9,713
Multi-Utilities 1.5%

Sempra Energy	33,680	3,805		Total Investments in Securities 100.8%
		3,805		(Cost $203,965)		$253,587
Total Utilities		8,146		Other Assets Less Liabilities (0.8)%		(2,006)
Total Common Stocks				Net Assets 100%		$251,581
(Cost $192,763)		242,322

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $1,795 and represents 0.7% of net assets.
(3)	Level 3 in fair value hierarchy.
(4)	Organized as a closed-end management investment company.
(5)	Seven-day yield
(6)	Affiliated Companies
ADR	American Depositary Receipts
CNH	Offshore China Renminbi
EUR	Euro
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SEK	Swedish Krona

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government Reserve Fund		$—		$—	$15

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19		Cost	Cost	3/31/20
T. Rowe Price Government Reserve Fund	$4,686		¤	¤ $	9,713

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $15 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,713.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price New America Growth Portfolio (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$237,742$	4,337$	243$	242,322
Convertible Preferred Stocks	—	—	1,552	1,552
Short-Term Investments	9,713	—	—	9,713
Total	$247,455$	4,337$	1,795$	253,587

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $(23,000) for the period ended March 31, 2020.

($000 s)		Gain
	Beginning	(Loss)	Ending
	Balance	During	Balance
	1/1/20	Period	3/31/20
Investment in Securities
Common Stocks	$329	$(86)	$243
Convertible
Preferred Stocks	1,489	63	1,552

Total	$1,818	$(23)	$1,795